Related parties (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Total Compensation Provided to Key Management Personnel

The Group provides additional benefits to key management personnel and contributions to retirement plans based on a pre-determined ratio of compensation.

	31 December	31 December	31 December
	2023	2022	2021
Short-term benefits	366,645	304,752	297,725
Long-term benefits	2,444	3,044	3,587
Termination benefits	683	1,579	618
Share based payments	29,157	-	1,380
	398,929	309,375	303,310

Schedule of Transactions with Related Parties

38.Related parties (continued)

Transactions with key management personnel (continued)

The following transactions occurred with related parties:

	31 December	31 December	31 December
Revenue from related parties	2023	2022	2021
Türk Telekom Mobil Iletisim Hizmetleri A.S. (“TT Mobil”) (*)	1,080,225	1,110,129	-
Enerji Piyasaları İşletme A.S. (“EPIAS”)(*)	262,000	281,356	671,196
Türk Hava Yolları A.S. (“THY”) (*)	300,165	286,856	241,830
Ziraat Bankası A.S. (“Ziraat Bankası”) (*)	739,025	118,586	159,661
“Türkiye Sigorta A.Ş. (“Türkiye Sigorta”)(*)”	353,563	2,012	-
Gunes Express Havacilik A.S. (“Sun Express”) (*)	155,838	107,737	54,698
Turk Telekomunikasyon A.S. (“TT”)(*)	118,851	93,051	-
Turksat Uydu Haberlesme Kablo TV ve Isletme A.S.(“Turksat”)(*)	78,572	86,912	130,338
TOGG	15,601	95,780	17,744
TVF IFM Gayrimenkul Insaat ve Yonetim A.S. (*)	81,712	72,200	4,323
Turkiye Vakiflar Bankası TAO (“Vakifbank”)(*)	73,304	50,489	48,814
Turkiye Halk Bankası A.S. (“Halkbank”) (*)	25,854	27,727	27,164
Turkiye Hayat ve Emeklilik A.S.(*)	30,753	24,749	35,538
Ziraat Katilim Bankasi A.S. (“Ziraat Katilim”)(*)	74,207	14,780	10,678
BIST (*)	16,810	8,827	39,120
Sofra	3,686	2,909	3,362
Other	29,646	36,094	54,296
	3,439,842	2,420,194	1,498,762

	31 December	31 December	31 December
Related party expenses	2023	2022	2021
EPIAS (*)	793,195	2,929,475	2,736,860
Turk Telekomunikasyon A.S (*)	1,403,490	1,227,920	-
TT Mobil (*)	1,151,042	1,039,068	-
Istanbul Takas ve Saklama Bankasi A.S. (“Takasbank”) (*)	380,642	145,639	149
Turksat (*)	71,543	140,313	190,541
Sofra	132,510	78,650	96,300
Boru Hatlari ile Petrol Tasima A.S. (“BOTAS”) (*)	58,145	66,671	63,241
PTT (*)	71,978	41,221	46,921
Others	262,140	96,487	60,054
	4,324,685	5,765,444	3,194,066
(*)	Related parties, which TVF directly and / or indirectly has control or joint control or significant influence.

TVF becomes the largest shareholder of Turk Telekom with 61.68% of the shares as of 31 March 2022. Therefore, companies of Turk Telekom have been reported as related party as of 31 March 2022. Transactions between the Group and Turk Telekom are related with telecommunication services.

38.Related parties (continued)

Transactions with key management personnel (continued)

Details of the financial assets and liabilities with related parties as of 31 December 2023 and 2022 are as follows:

	31 December	31 December
	2023	2022
Banks - Time deposits (*)	31,369,567	23,362,376
Banks - Demand deposits (*)	720,613	385,761
Currency protected time deposit (**)	6,173,875	2,240,337
Receivables from reverse repo (*)	-	6,103,453
Bank borrowings	(7,064,169)	(6,789,667)
Debt securities issued	(956,914)	(589,058)
Lease liabilities	(146,028)	(206,594)
Impairment loss provision	(31,883)	(34,559)
	30,065,061	24,472,049
(*)	Related balances are included in cash and cash equivalents.
(**)	The Group has converted its currency deposit account in Vakifbank amounting to USD 102,941 and EUR 85,000 into currency protected TL time deposit accounts (Note 24).

As of 31 December 2023, the amounts of letters of guarantee given to the related parties is TL 333,604 (31 December 2022:TL 226,195).

Details of the time deposits at related parties as of 31 December 2023 and 2022 are as follows:

	31 December	31 December
	2023	2022
Halkbank	11,341,528	8,470,287
Vakifbank	8,674,948	9,471,793
Ziraat Bankasi	8,080,071	3,301,326
Ziraat Katilim Bankasi A.S.	3,273,020	2,118,970
	31,369,567	23,362,376

Details of the time deposits at related parties

Amount in
Original				31 December
Currency	Currency	Effective Interest Rate	Maturity	2023
342,372	USD	4.4%	January - February 2024	10,090,875
455,757	EUR	3.7%	January - February 2024	14,879,110
6,376,563	TL	40.7%	January 2024	6,399,582
				31,369,567

Amount in
Original				31 December
Currency	Currency	Effective Interest Rate	Maturity	2022
187,624	USD	3.0%	January 2023	5,783,661
395,430	EUR	2.7%	January 2023	12,997,715
2,774,821	TL	23.9%	January 2023	4,578,950
55	GBP	0.1%	January 2023	2,050
				23,362,376

38.Related parties (continued)

Transactions with key management personnel (continued)

Details of the bank borrowings at related parties

				31 December
Principle Amount	Currency	Effective Interest Rate	Maturity	2023
4,673,500	TL	12.2% - 54.4%	February - October 2024	4,964,669
1,349,880	TL	41.7% - 42.3%	January 2024	1,356,571
553,450	TL	18.8% - 55.2%	January - September 2024	555,411
104,860	TL	34.8%	February 2024	110,239
72,206	TL	28.8% - 49.8%	August 2024 – April 2025	77,279
				7,064,169

				31 December
Principle Amount	Currency	Effective Interest Rate	Maturity	2022 (*)
1,822,550	TL	13.5% - 19.0%	January - October 2023	3,221,200
971,074	TL	12.4% - 17.2%	February 2023	1,608,999
815,386	TL	13.4% - 24.0%	February - December 2023	1,351,622
241,247	CNY	3.8%	February 2023	397,510
89,900	TL	13.9% - 16.4%	May - June 2023	149,670
35,000	TL	14.8%	August 2023	60,666
				6,789,667
(*)

Bank borrowings from related parties reported in 2022 have been revised to correct undisclosed related party bank balances amounting to TL 2,190,434, which is considered immaterial for the financial statements. The revision had no impact on the consolidated statement of financial position, consolidated statements of profit or loss, consolidated statements of other comprehensive income, consolidated statement of cash flows and consolidated statement of changes in equity.

Details of the debt securities issued at related parties

Principle				31 December
Amount	Currency	Effective Interest Rate	Maturity	2023
900,000	TL	39.0% - 44.5%	January – March 2024	956,914
				956,914

Principle				31 December
Amount	Currency	Effective Interest Rate	Maturity	2022
200,000	TL	20.8%	March 2023	332,850
150,000	TL	20.3%	February 2023	256,208
				589,058

38.Related parties (continued)

Details of the lease liabilities at related parties

			31 December
Currency	Effective Interest Rate	Payment Period	2023
EUR	0.3% - 3.7%	2023 - 2025	61,252
TL	12.5% - 55.25%	2023 - 2036	84,776
			146,028

			31 December
Currency	Effective Interest Rate	Payment Period	2022
EUR	0.2% - 5.1%	2022 - 2024	121,952
TL	11.7% - 44.5%	2022 - 2036	84,642
			206,594

Interest income from related parties:

	31 December	31 December	31 December
	2023	2022	2021
Vakifbank	2,133,828	826,154	329,828
Ziraat Bankasi	336,470	350,073	304,760
Halkbank	490,640	310,027	521,864
Ziraat Katilim	141,612	59,725	1,112
Other	290	82	6,909
	3,102,840	1,546,061	1,164,473

Interest expense to related parties:

	31 December	31 December	31 December
	2023	2022	2021
Vakifbank	644,316	513,716	55,342
Ziraat Bankasi	160,954	111,093	16,439
Halk Varlık Kiralama A.S. (“Halk Varlık Kiralama”)	266,383	99,502	12,408
Halkbank	14,390	3,835	-
Ziraat Katilim	5,699	885	102
Other	3,264	959	358
	1,095,006	729,990	84,649